Revenue - Schedule of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 11,163	$ 10,912
Alternative revenue	150	(28)
Other revenue	204	159
Revenues	11,517	11,043
Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	10,789	10,503
Other ServicesRrevenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	374	409
Other ServicesRrevenue | Regulated Utilities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	308	266
ITC | United States | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,098	1,911
UNS Energy | United States | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,707	2,498
Central Hudson | United States | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,329	1,307
FortisBC Energy | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,766	2,080
FortisAlberta | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	699	655
FortisBC Electric | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	460	429
Newfoundland Power | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	759	722
Maritime Electric | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	258	234
FortisOntario | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	217	220
Caribbean Utilities | Caribbean | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	388	349
FortisTCI | Caribbean | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 108	$ 98